Stock Plans (Activity for Restricted Stock and Deferred Stock Awards) (Details) (Restricted Stock and Deferred Stock Awards [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restricted Stock and Deferred Stock Awards [Member]
Number of Shares (in shares):
Beginning Balance	10,437,888
Granted	3,245,500
Vested	(3,744,454)	(1,800,000)	(2,000,000)
Forfeited	(454,069)
Ending Balance	9,484,865	10,437,888
Weighted-Average Grant Date Fair Value (in dollars per share):
Beginning Balance	$ 48.67
Granted	$ 79.59	$ 59.44	$ 47.54
Vested	$ 39.65
Forfeited	$ 56.08
Ending Balance	$ 62.44	$ 48.67